PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2021
PRINCIPAL ACCOUNTING POLICIES
Basis of presentation

2.1 Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Significant accounting policies followed by the Group in the preparation of its accompanying consolidated financial statements are summarized below.

Discontinued operations

2.2 Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet all of the criteria to be classified as held for sale in accordance with ASC 205-20-45-1E Initial Criteria for Classification of Held for Sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. Examples include a disposal of a major geographical location, line of business, or other significant part of the entity, or disposal of a major equity method investment.

Non-current assets or disposal groups are classified as assets held for sale when the carrying amount is to be recovered principally through a sale transaction rather than through continuing use. For this to be the case, the asset or disposal group must be available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such asset.

Once a disposed business meets the criteria of held for sales and be reported as a discontinued operation, According to ASC 205-20-45-10, in the period(s) that a discontinued operation is classified as held for sale and for all prior periods presented, the assets and liabilities of the discontinued operation shall be presented separately in the asset and liability sections, respectively, of the Consolidated Balance Sheet.

In the Consolidated statement of comprehensive loss, result from discontinued operations is reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinuing operations are presented separately (Note 3).

The following accounting policies support the basis of presentation of the Divestiture Transactions disclosed in Note 1.

Divestiture of 2C intra-regional business and loan-facilitation related service

On July 12, 2019 and September 30, 2019, the Company entered into a binding term sheet and definitive agreements with Golden Pacer relating to the divestiture of its entire 2C intra-regional business and loan facilitation related service, respectively. On April 23, 2020, the Company entered into supplemental agreements with Golden Pacer to modify and supplement certain terms and conditions in connection with the divestiture. Pursuant to the series of agreements, the Company has divested its entire 2C intra-regional business to Golden Pacer and ceased to provide loan facilitation related guarantee starting from the three months ended December 31, 2019.

Pre-transferred net assets related to the divestiture of 2C intra-regional business and loan facilitation related service were reclassified as Net assets transferred as of March 31, 2020, while results of operations related to the discontinued operations were recorded in loss from discontinued operations in the Consolidated Statements of Comprehensive Loss.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.2 Discontinued operations (continued)

Divestiture of 2B business

On March 24, 2020, the Company entered into definitive agreements with 58.com to sell its 2B online used car auction business. The transaction contemplated under the definitive agreements was closed in April 2020.

Assets and liabilities related to the divestiture of 2B online used car auction business were reclassified as assets/liabilities held for sale as of March 31, 2020, while results of operations related to discontinued operations were recorded in loss from discontinued operations in the Consolidated Statements of Comprehensive Loss.

Divestiture of salvage car related business

On January 16, 2020, the Company entered into definitive agreements with Boche to divest its salvage car related business. Starting from January 31, 2020, the Company no longer retained power of control over salvage cars related business and accordingly deconsolidated Salvage Car Related Subsidiaries from the Group’s consolidated financial statements.

Basis of consolidation

2.3 Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIEs’ subsidiaries.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

The Company applies the guidance codified in Accounting Standard Codification 810, Consolidations (“ASC 810”) on accounting for VIEs and their respective subsidiaries, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity in which it has a controlling financial interest. A VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (b) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns, or (c) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity’s activities are on behalf of the investor.

All transactions and balances between the Company, its subsidiaries, VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.3 Basis of consolidation (continued)

Variable interest entities

In order to comply with PRC regulatory requirements restricting foreign ownership of internet information services under value-added telecommunications services and certain other businesses in China, the Company operates online platforms that provide internet information services and engages in other foreign-ownership-restricted businesses through certain PRC domestic companies, whose equity interests are held by certain management members of the Company (“Nominee Shareholders”). The Company obtained control over these PRC domestic companies by entering into a series of Contractual Arrangements with these PRC domestic companies and their respective Nominee Shareholders. These contractual agreements cannot be terminated by the Nominee Shareholders or the PRC domestic companies. As a result, the Company which maintains the ability to control these PRC domestic companies is entitled to substantially all of the economic benefits from these PRC domestic companies and is obligated to absorb expected losses of these PRC domestic companies. Management concluded that these PRC domestic companies are VIEs of the Company, of which the Company is the ultimate primary beneficiary. As such, the Group consolidated financial results of these PRC domestic companies and their subsidiaries. The principal terms of the agreements entered into amongst the VIEs, their respective shareholders and the Group’s subsidiaries (“Primary Beneficiaries”) are further described below.

Prior to the Divestiture Transactions, the Company primarily operated 2B and 2C online platforms through one of the VIEs, Youxin Hulian via the contractual agreements. In January 2015, the MIIT eliminates the restrictions on foreign ownership in the SHFTZ Notice for enterprises in Shanghai Pilot Free Trade Zone that provide online data processing and transaction processing services (operating E-commerce) under value-added telecommunications services. Certain of our eligible WFOE and subsidiary of WFOE, Yougu and Youhan applied for and obtained the VATS Licenses to conduct E-commerce in 2015 and 2016, and they have been operating our 2B and 2C online platforms since then. After the Divestiture Transactions, the continued operations will still be primarily operated by the Company’s subsidiaries.

Currently, Youxin Hulian and Yishouche hold the VATS Licenses for internet information services to operate other online platforms of the Company and they may hold equity interests of subsidiaries conducting business that are restricted with foreign ownership.

Loan Agreements

Pursuant to the relevant loan agreements, the Group’s relevant PRC subsidiary has granted interest-free loans to the relevant Nominee Shareholders of the relevant VIE with the sole purpose of providing funds necessary for the capital injection to the relevant VIEs. Only the Group’s relevant PRC subsidiary can require the Nominee Shareholder to settle the loan amount with the equity interests of relevant VIEs, subject to any applicable PRC laws, rules and regulations. And both parties have agreed that any proceeds from sale of the Nominee Shareholder’s equity interest in relevant VIE should be repaid to the Group’s relevant PRC subsidiary. The terms of the loan agreements are ten years and can be extended with the written consent of both parties before its expiration.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.3 Basis of consolidation (continued)

Exclusive option agreements

The Nominee Shareholders of the VIEs have granted the Group’s relevant PRC subsidiaries the exclusive and irrevocable right to purchase or to designate one or more person(s) at their discretion to purchase part or all of the equity interests in the VIEs from the Nominee Shareholders for a purchase price at any time, subject to the lowest price permitted by PRC laws and regulations. The VIEs and their Nominee Shareholders have agreed that without prior written consent of the Group’s relevant PRC subsidiaries, their respective Nominee Shareholders cannot sell, transfer, pledge or dispose their equity interests, and the VIEs cannot sell, transfer, pledge or dispose, but not limit to the equity interest, significant assets, significant revenue and significant business. Also as agreed, the VIEs cannot declare any dividend or change capitalization structure of the VIEs and cannot enter into any loan or investment agreements. Furthermore, the Nominee Shareholders have agreed that any proceeds but not limited to the sales of the Nominee Shareholders’ equity interest in relevant VIEs should be gratuitously paid to the Group’s relevant PRC subsidiaries or one or more person(s) at their discretion.

Power of attorney

Pursuant to the irrevocable power of attorney, each of the Nominee Shareholders appointed the Group’s relevant PRC subsidiaries as their attorney-in-fact to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, attending shareholders meetings, voting on their behalf on all matters requiring shareholder approval, including but not limited to sale, transfer, pledge, or disposition of all or part of the Nominee Shareholders’ equity interests, and designation and appointing the legal representative, directors, supervisors, chief executive officer and other senior management members of the VIEs. Each power of attorney will remain in force during the period when the Nominee Shareholders continue to be shareholders of the VIEs. Each Nominee Shareholder has waived all the rights which have been authorized to the person designated by the Group’s relevant PRC subsidiaries under each power of attorney.

Exclusive business cooperation agreement

Pursuant to the exclusive business cooperation agreement, the Group’s relevant PRC subsidiaries have agreed to provide to the VIEs services, including, but not limited to, development, maintenance and update software, design, installation, daily management, maintenance and updating of the network system, hardware and database design, marketing. The VIEs shall pay to the Group’s relevant PRC subsidiaries service fees determined based on the complexity and difficulty of the services, title of and time consumed by employees, contents and value of the services, operation conditions and market price of the service provided. The agreement shall remain in full force and effect unless terminated in accordance with the provisions of this Agreement or terminated in writing by the Group’s relevant PRC subsidiaries.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.3 Basis of consolidation (continued)

Equity pledge agreements

Pursuant to the relevant equity pledge agreements, the Nominee Shareholders of the VIEs have pledged all of their equity interests in relevant VIEs to the Group’s relevant PRC subsidiaries as collateral for all of their to direct, indirect and derivate losses and anticipated profits of the PRC subsidiaries incurred in the event of default and to secure their obligations under the above agreements. The relevant PRC subsidiaries are entitled to have any dividends based on the pledged equity interest in relevant VIEs. The Nominee Shareholders may not transfer or assign the equity interests, the rights and obligations in the equity pledge agreements and may not create or permit to create any pledges which may have an adverse effect on the rights or benefits of the Group’s relevant PRC subsidiaries without the Group’s relevant PRC subsidiaries’ pre-approval. In addition, the Group’s relevant PRC subsidiaries are entitled to purchase at a discount, auction or sell the equity interests pledged and have priority to obtain the proceeds from above auctions or sales, if an event of default happens. The equity pledge agreements will expire only when the Nominee Shareholders have completed all their obligations under the above agreements.

Risks in relation to the VIE structure

In the opinion of the Company’s legal counsel, (i) the ownership structure relating to the VIEs of the Company is in compliance with existing PRC laws and regulations; and (ii) the contractual arrangements with the VIEs and their Nominee Shareholders are valid, binding and enforceable, and will not result in any violation of PRC laws or regulations currently in effect.

However, uncertainties in the interpretation and application of current and future PRC laws, regulations and rules could cause the Company’s current ownership structure to be found in violation of any existing or future PRC laws or regulations and could limit the Company’s ability, through the Primary Beneficiaries, to enforce its rights under these contractual arrangements. Furthermore, Nominee Shareholders of the VIEs may have interests that are different with those of the Company, which could potentially increase the risk that they would seek to act in contrary to the terms of the aforementioned agreements.

In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC law, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or discontinue the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.3 Basis of consolidation (continued)

There are, however, substantial uncertainties regarding the interpretation and application of current or future PRC laws and regulations. Accordingly, the Company cannot be assured that the PRC government authorities will not ultimately take a view that is contrary to the Company’s belief and the opinion of its PRC legal counsel. In March 2019, the draft Foreign Investment Law was submitted to the National People’s Congress for review and was approved on March 15, 2019, which will come into effect from January 1, 2020. The approved Foreign Investment Law does not touch upon the relevant concepts and regulatory regimes that were historically suggested for the regulation of VIE structures, and thus this regulatory topic remains unclear under the Foreign Investment Law. Since the Foreign Investment Law is new, there are substantial uncertainties exist with respect to its implementation and interpretation and the possibility that such entities will be deemed as foreign-invested enterprise and subject to relevant restrictions in the future shall not be excluded. If the contractual arrangements establishing the Company’s VIE structure are found to be in violation of any existing law and regulations or future PRC laws and regulations, the relevant PRC government authorities will have broad discretion in dealing with such violation, including, without limitation, levying fines, confiscating income or the income of affiliated Chinese entities, revoking business licenses or the business licenses of affiliated Chinese entities, requiring affiliated Chinese entities to restructure ownership structure or operations and requiring affiliated Chinese entities to discontinue any portion or all of value-added telecommunications, E-commerce and internet information services. Any of these actions could cause significant disruption to the Company’s business operations, and have a severe adverse impact on the Company’s cash flows, financial position and operating performance. If the imposing of these penalties cause the Company to lose its rights to direct the activities of and receive economic benefits from its VIEs, which in turn may restrict the Company’s ability to consolidate and reflect in its financial statements the financial position and results of operations of its VIEs.

Pursuant to the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs, and can have assets transferred freely out of the VIEs without any restrictions. Therefore, the Company considers there to be no assets of a consolidated VIE that can be used only to settle obligations of the VIE, except for registered capital of the VIEs amounting to a total of RMB104.0 million as of March 31, 2020 and 2021, respectively. As all the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs.

Use of estimates

2.4 Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets, long-lived assets and liabilities at the dates of the financial statements and the reported amount of revenues and expenses during the reporting periods. Actual results could differ from those estimates. On an ongoing basis, the Company’s management reviews these estimates based on information that is currently available. Changes in facts and circumstances may cause the Company to revise its estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but are not limited to, provision for credit losses for loan recognized as a result of payment under the guarantee, guarantee liabilities and forfeiture rate of share-based compensation.

Fair value measurements

2.5 Fair value measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.5 Fair value measurements (continued)

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data

Level 3 — Unobservable inputs which are supported by little or no market activity

Financial instruments of the Company primarily comprise of cash equivalents, accounts receivable, loan recognized as a result of payment under the guarantee, finance lease receivables, short-term borrowings, accounts payable, guarantee liabilities and deposit of interests collected from customers and payable to financing partners. As of March 31, 2020 and 2021, their carrying values approximated their fair values because of their generally short maturities. The fair value of the guarantee liabilities recorded at the inception of the loan was estimated based on the third-party appraisal’s report.

Foreign currencies

2.6 Foreign currencies

The Group uses Renminbi (“RMB”) as its reporting currency. The USD (“US$”) is the functional currency of the Group’s entities incorporated in Cayman Islands, British Virgin Islands and Hong Kong, and the RMB is the functional currency of the Group’s PRC subsidiaries.

Transactions denominated in other than the functional currencies are translated into the functional currency of the entity at the exchange rates quoted by authoritative banks prevailing on the transaction dates. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded in the Condensed Consolidated Statements of Comprehensive Loss.

The financial statements of the Group are translated from the functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gain and loss are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in other comprehensive income as a component of shareholders’ deficit.

Convenience translation

2.7 Convenience translation

Translations of Condensed Consolidated Balance Sheets, the Condensed Consolidated Statements of Comprehensive Loss and the Condensed Consolidated Statements of Cash Flows from RMB into US$ as of and for the three months ended March 31, 2021 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.5518 on March 31, 2021 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on March 31, 2021, or at any other rate.

Cash and cash equivalents

2.8 Cash and cash equivalents

Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term, highly liquid investments that are readily convertible to known amount of cash and with original maturities from the date of purchase of generally three months or less.

Restricted cash

2.9 Restricted cash

Cash restricted as to withdrawal or for use or pledged as security is reported separately on the face of the Consolidated Balance Sheets. In the ordinary course of business, the third-party financing partners offer financing solutions to buyers (the “Borrowers”) and the Company is required to provide a guarantee (Note 2.13 guarantee liabilities). As a result, the Company, as the guarantor, is required to maintain a separate guarantee fund, held as an escrow account with the third-party financing partners. This guarantee fund is required to be maintained at a fixed percentage of the balance of all loans outstanding. Beginning in the three months ended December 31, 2019, the Group no longer has provided loan facilitation related services through its online platform.

As of March 31, 2020 and 2021, the restricted cash in relation to guarantee represented 3.4% and 17.4% of the outstanding facilitated loan balance, respectively.

Inventory

2.10 Inventory

As of March 31, 2020, inventories consist of GPS devices, auto check equipments and others. Inventories are valued at the lower of cost or net realizable value. Cost of inventories is determined by the weighted-average method. Adjustments are recorded to write down the carrying amount of any obsolete and excess inventory to its estimated net realizable value. The Group continually evaluates the recoverability based on assumptions about future customer demand and market conditions. The evaluation may take into consideration inventory aging, expected demand, anticipated sales price, and other factors. The write-down is equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future customer demand and market conditions. As of March 31, 2020, inventories mainly included GPS devices and auto check equipments of RMB10.2 million.

As of March 31, 2021, inventory consists primarily of used vehicles and is stated at the lower of cost or net realizable value. Inventory cost is determined by specific identification and includes acquisition cost, direct and indirect reconditioning costs and inbound transportation expenses. Net realizable value represents the estimated selling price less costs to complete, dispose and transport the vehicles. Each reporting period the Company recognizes any necessary adjustments to reflect vehicle inventory at the lower of cost or net realizable value through cost of sales in the accompanying Consolidated Statements of Comprehensive Loss. Total amount of used vehicles was RMB69.6 million as of March 31, 2021.

Accounts receivable

2.11 Accounts receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Group makes credit assessments of customers to assess the collectability of contract amounts prior to entering into contracts. The Group makes specific allowance for doubtful accounts when facts and circumstances indicate that the receivable is unlikely to be collected. The allowance of accounts receivable was RMB 19.4 million and RMB14.1 million as of March 31, 2020 and 2021, respectively.

Financial lease receivables

2.12 Financial lease receivables

Financial lease receivables include dealer inventory financing receivables and receivables generated from finance lease arrangements.

The Group used to provide short-term inventory financing to certain selected car dealers. Those car dealers can apply and obtain loans through the Easy Loan program. The Group used to provide funding to the dealer and may in turn obtain financing from one of our financing partners to fund the Easy Loan program. In order to fund the Easy Loan program, the Group and a third-party financing partner entered into a financing business cooperation agreement, which established that loans provided to dealers are made with direct connection to the financial lease contracts entered into between the Group and the dealers for the underlying cars. Accordingly, the Group was considered as the primary obligor in the lending relationship and therefore records the liabilities to the third-party financing partner on its Consolidated Balance Sheets. Consequently, the Group considered that the financial lease receivables generated from financial lease contracts with car dealers were not settled or extinguished. Therefore, the Group accounted for the financial lease receivables on its Consolidated Balance Sheets. Starting from early 2020, the Group ceased to provide Easy Loan program to car dealers.

The Group started to cooperate with third-party financing partners from September 2015. Before September 2015, the Group entered into finance lease arrangements with consumers who needed financing for car purchases. In the three months ended September 30, 2018, the Group started to provide funds in the form of financial lease agreements to selected Borrowers in addition to the financing facilitated by the Group for the purchase of the cars. Starting from the three months ended March 31, 2020, the Group ceased to provide such funds.

Financial lease receivables are measured at amortized cost and reported on the Consolidated Balance Sheets at outstanding principal adjusted for the allowance for doubtful accounts/provision for credit losses. Allowance for doubtful accounts is provided when the Group has determined the balance is impaired. On January 1, 2020, the Group adopted Accounting Standards Update (ASU) 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”) and provision for credit losses was provided based on current expected credit losses impairment model (Note 2.32).

Guarantee liabilities

2.13 Guarantee liabilities

Before the three months ended December 31, 2019, the third-party financing partners offered financing solutions to the Borrowers and the Company was required to provide a guarantee in the event of default.

Before January 1, 2020, the financial guarantee was within the scope of ASC Topic 460, Guarantees. The portion of the contract consideration that relates to ASC 460 must first be allocated to the guarantee, with the residual portion of the transaction price being recorded under ASC Topic 606, “Revenue from Contracts with Customers”. The liability was recognized at fair value at the inception of the guarantee.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.13 Guarantee liabilities (continued)

Subsequent to the initial recognition of the guarantee liabilities, the Company’s guarantee obligations were measured in a combination of two components: (i) ASC 460 component and (ii) ASC 450 component. The liability recorded based on ASC 460 was determined on a contract-by-contract basis and was reduced as the Company was released from the underlying risk, meaning as the loan was repaid by the Borrower or when the financing partners were compensated in the event of a default. The liability was reduced only as the Company was released from the underlying risk. This component was a stand ready obligation which was not subject to the probable threshold used to record a contingent obligation. The other component was a contingent liability determined using historical experience of borrower defaults, representing the obligation to make future payments, measured using the guidance per ASC 450, Contingencies. Subsequent to the initial recognition, the guarantee obligation was measured at the greater of the amount determined per ASC 460 (guarantee liability) and the amount determined based on ASC 450 (contingent liability). As stated in ASC 460-10-35-1, the guarantee liability should generally be reduced by recording a credit to net income as the guarantor was released from the guaranteed risk. Accordingly, the guarantee liabilities were recognized in “losses from guarantee liabilities” in the Consolidated Statements of Comprehensive Loss by a systematic and rational amortization method, e.g. over the term of the loan.

Effective on January 1, 2020, the Company adopted ASU 2016-13 using the modified retrospective transition approach (Note 2.32). The initial adoption resulted in a recognition of a separate contingent liability in the full amount, in addition to financial guarantee liabilities measured under ASC 460. Subsequent to the initial adoption, the Company’s guarantee obligations are measured in separated two components (i) ASC 460 component and (ii) ASC 326 component. In accordance with ASC 460-10-30-5, both guarantee obligations and an allowance for credit losses (calculating using the current expected credit losses - CECL - impairment model) are recorded for financial guarantees in the scope of ASC 326. The liability recorded based on ASC 460 is determined on a contract-by-contract basis and is reduced as the Company is released from the underlying risk, meaning as the loan is repaid by the Borrower or when the financing partners are compensated in the event of a default. The liability is reduced only as the Company is released from the underlying risk. This component is a stand ready obligation which is not subject to the probable threshold used to record a contingent obligation. The other component is a contingent liability determined using the CECL model per ASC 326 Financial Instruments - Credit Losses. Subsequent to the initial recognition, ASC 460 component is recorded in “other operating income” in the Consolidated Statements of Comprehensive Loss as the guarantor is released from the guaranteed risk by a systematic and rational amortization method, e.g. over the term of the loan. ASC 326 component is re-measured at each period end and recognized in provision for credit loss in Consolidated Statements of Comprehensive Loss.

As of March 31, 2020, and 2021, the amount of maximum potential future payment that the Group could be required to make under the guarantee were RMB12.9 billion and RMB146.4 million, respectively. Based on management assessment, the estimated value of collateral approximated amounts of maximum potential future payments.

Property, equipment and software, net

2.14 Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Electronic equipment	3 years
Furniture	5 years
Vehicles and motors	4 years
Software	5 years
Leasehold improvement	lesser of the term of the lease or the estimated useful lives of the assets

The Company recognized the gain or loss on the disposal of property, equipment and software in the Consolidated Statements of Comprehensive Loss.

Intangible assets, net

2.15 Intangible assets, net

Intangible assets represent software copyright and supplier relationship acquired. These intangible assets are carried at acquisition cost less accumulated amortization and amortized on a straight-line basis over their estimated useful lives of the respective assets, which is usually 5 years.

Separately identifiable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.

Goodwill

2.16 Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with the FASB guidance on “Testing of Goodwill for Impairment” a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. Before the adoption of ASU No. 2017-04 Intangibles—Goodwill and Other (Topic 350), if the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of goodwill will be recorded. The Company adopted ASU No. 2017-04 starting January 1, 2020, following the new guidance, an impairment charge shall be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit.

As of March 31, 2020 and 2021, impairment of goodwill was RMB3.7 million and RMB13.2 million, respectively.

Long-term investments

2.17 Long-term investments

In accordance with ASC 323 Investment—Equity Method and Joint Ventures, the Company accounts for an equity investment over which it has significant influence but does not own a majority of the equity interest or otherwise controls and the investments are either common stock or in substance common stock using the equity method. The Company’s share of the investee’s profit and loss is recognized in the earnings of the period.

Equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes.

Impairment of long-lived assets and intangible assets with definite lives

2.18 Impairment of long-lived assets and intangible assets with definite lives

Long-lived assets including intangible assets with definite lives are assessed for impairment, whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC 360, Property, Plant and Equipment. The Company measures the carrying amount of long-lived assets against the estimated undiscounted future cash flows associated with it. The impairment exists when the estimated undiscounted future cash flows are less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. No impairment of long-lived assets was recognized for the years ended December 31, 2018 and 2019, the three months ended March 31, 2020, and the fiscal year ended March 31, 2021.

Deferred revenue

2.19 Deferred revenue

Deferred revenue mainly represents warranty program provided by the Company and the share of fee revenue earned by the appointed depositary of the Company. The warranty program includes a 6-month or 10,000 kilometer and 1-year or 20,000 kilometer warranty, covering both maintenance and all major structural components. Starting from March 2020, the Group provides Buyer with upgraded service with 1-year or 20,000-kilometer warranty program and no longer provided 6-month or 10,000 kilometer warrant program. As of March 31, 2020 and 2021, the deferred revenue was RMB50.3 million and RMB23.3 million, respectively.

Warranty liabilities

2.20 Warranty liabilities

Starting from March 2020, the Company provides one-year return policy for all vehicles sold through the Company’s platform, covering certain major damages caused by severe accidents that occurred prior to the sale but were not originally identified through the inspection program the Company provided. The Company accrues a warranty reserve for all vehicles sold through the Company's platform, which includes the Company’s best estimate of the projected costs for returns under warranties. These estimates are based on actual claims incurred to date and an estimate of the nature, frequency and costs of future claims. These estimates are inherently uncertain given the Company’s relatively short history of operations, and changes to the historical or projected warranty experience may cause material changes to the warranty reserve when the Company accumulates more actual data and experience in the future. As of March 31, 2020 and 2021, the warranty liabilities was RMB0.3 million and RMB2.3 million recorded in the other payables and other current liabilities, respectively. Warranty expense is recorded as a component of sales and marketing expense in the Consolidated Statements of Comprehensive Loss.

Revenue recognition

2.21 Revenue recognition

Prior to the Divestiture Transactions occurred during 2019 and 2020 disclosed in Note 1, the Group used to primarily engage in operating used car e-commerce platforms through its mobile applications (Uxin Used Car / Uxin Auction) and websites (www.xin.com / www.youxinpai.com), facilitating used car transaction services (2B / 2C) and facilitating financing solutions offered by third-party financing partners to buyers for their used car purchases (2C). Revenues generated from these businesses were presented as three revenue streams as Transaction facilitation revenue and Loan facilitation revenue to consumers (2C), and Transaction facilitation revenue to business (2B). Meanwhile, the Group has been focusing more on the 2C cross-regional service business since second half of 2018. The cross-regional transactions mean transactions completed on the Company’s platform where the buyer completes the purchase of a car without having physically inspected the car on-site, which primarily comprise transactions where the buyer is located in a different city from which the car purchased. Whereas the 2C intra-regional transactions mainly include similar transactions when the consumers are located in the same city as where the cars are located.

Starting from the three months ended September 30, 2019, given the divestiture of 2C intra-regional business and loan facilitation service to Golden Pacer (Note 1), the Group modified its existing/surviving cross-regional service contract and no longer provides loan guarantee service. Therefore, cross-regional business is renamed as Online used car transaction to consumers. Accordingly, the revenues generated from the Online used car transaction are renamed as Commission revenue, and Value-added service revenue starting in the three months ended September 30, 2019 and beyond. Since September 2020, the Group started to shift to “inventory-owing” model where the Group build and sell its own inventory of used vehicles, and this model was further updated since March, 2021 as the Group started to acquire used vehicles directly from individuals. Since then, used vehicles sold directly to customers have been presented as Retail vehicle sales revenue, while used vehicles sold to wholesalers have been presented as Wholesale vehicle sales revenue.

For the divestiture of 2C business, the Group presented the results as discontinued operations for the year of 2019 and all the prior comparable periods. For the divestiture of 2B business, the Group presented the results as discontinued operations for all the periods presented (Note 3).

Besides these four main revenue streams, the Group has other revenue generated from the other services and businesses throughout all periods.

The Group adopted ASC Topic 606, “Revenue from Contracts with Customers” for all periods presented. Consistent with the criteria of Topic 606, the Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services. To achieve that core principle, an entity should apply five steps defined under Topic 606. The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue arrangements with multiple performance obligations are divided into separate units of accounting. The Company considered appropriate method to allocate the transaction price to each performance obligations, based on the relative standalone selling prices of the services provided. In estimating the standalone selling price for the services that are not directly observable, the Company considered the suitable methods included in ASC 606-10-21-34, and determined the adjusted market assessment approach is the most appropriate method. When estimating the relative standalone selling prices, the Group considers selling prices of similar services. Revenue is recognized upon transfer of control of these promised services to a customer.

The Group, from time to time, provides incentives to consumers. These incentives are given in the form of discount coupon to consumers. As these incentives were provided without any distinct good or service in return, these incentives have been recorded as reduction of revenue, pursuant to the guidance under ASC 606.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.21 Revenue recognition (continued)

Revenue is recorded net off cash incentives and value-added-tax collected from customers.

Online used car transaction services

The Company uses www.xin.com as its 2C online platform, which assists in publishing the used cars of car dealers (the “Dealer”) for consumers (the “Consumer”). The online used car business mainly includes three services as follows:

-	Broker transaction (or commission-related service): The Company provides used car purchase assistance, used car inspection services, title transfer and title registration service, as well as logistics service during the purchase process. The Company charges the Consumer the commission fees based on agreed percentage of final car sales price;
-	Value-added service: For the Consumers that have financing needs, the Company provides additional services to Consumers based on agreed amount or agreed percentages, including but not limited to the following:
1.	Channel service:
-	Uxin provides advice on financial solutions and refer Consumers to financing platforms
-	Uxin helps check the documents in relation to application of financial products prepared by Consumers
2.	Safety-guaranteed service:
-	Uxin provides GPS purchase and installation service
-	Uxin provides other assistances to Consumers if necessary, such as sharing the GPS trajectory when there is a car theft, etc.
3.	Mortgage service:
-	Uxin assists in mortgage registration process if needed
-	Uxin assists on the purchase of insurance policy offered by insurance company
-	Warranty service: is provided for selected cars sold with Uxin’s authentication, e.g. for cars sold with “Uxin golden authentication”, the Group provides the Buyer with 30-day return due to significant issues that existed prior to deal close & 1-year or 20,000-kilemeter warranty service for qualified issues up to the car price; For cars sold with “Uxin silver authentication”, the Group provides the Buyer with 30-day return due to issues that existed prior to deal close & 6-month or 10,000-kilemeter warranty service for qualified issues up to RMB 20,000. Starting from March 2020, the Group provides Buyer with upgraded service with 1-year or 20,000-kilemeter warranty program and 1-year return policy (Note 2.19) for selected cars.

The Company determined the Consumer as customer of the online used car business in accordance with ASC 606, the Company collects the fees for both of the Broker transaction service and Value-added service from the Consumer, only. The Company may sell the Broker transaction service alone, but does not sell the Value-added service or warranty service individually or separately. These two services are sold together with the Commission-related service either separately or collectively. Each of these services is identified as a separate performance obligation. The Company allocates the transaction price to each of these performance obligations on a relative standalone selling price basis or market price, based on different type of the contract or combined contracts.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.21 Revenue recognition (continued)

The Company recognizes both the Commission revenue from the Broker transaction service and the Value-added services upon the closing of car sale; For warranty service (6-month and 1-year types only), since the Consumer receives, consumes and benefits the warranty service simultaneously when the Company performs the service, therefore the Company recognizes the warranty revenue over the warranty period, i.e. 6-month or 1-year period. Revenue derives from value-added service and warranty service were collectively reported as Value-added service revenue on the Company’s Consolidated Statement of Comprehensive Loss.

Retail vehicle sales business

The Company sells used vehicles directly to its customers through its ecommerce platform (www.xin.com). The Company procures used cars by analyzing the extensive user behavioral, used car and transactional data aggregated on its platform over the years. This enables the Company to selectively build its inventory of used cars with value-for-money performance and have greater flexibility in offering more competitive pricing to individual consumer (the “Consumer”).

The prices of used vehicles are set forth in the customer contracts at stand-alone selling prices which are agreed upon prior to delivery. The Company satisfies its performance obligation for used vehicles sales upon the Consumer’s physical acceptance of the used vehicles. The Company receives payment for used vehicle sales directly from the customer at the time of sale. Payments received prior to delivery or pick-up of used vehicles are recorded as “Other payables and other current liabilities” within the Consolidated Balance Sheets.

Wholesale vehicle sales business

The Company sells vehicles to wholesalers through offline dealership. These vehicles sold to wholesalers are primarily acquired from individuals that do not meet the Company’s retail standards to list and sell through its ecommerce platform, and therefore, sold through offline dealership. The Company satisfies its performance obligation and recognizes revenue for wholesale vehicle sales at a point in time when vehicle is sold. The transaction price is collected when the vehicle sales are completed.

Others

Other revenue is mainly comprised of sales of commission of salvage cars sales, interest income of financial lease, etc. For the fiscal year ended March 31, 2021, other revenue mainly included commissions earned from the Group’s financing and insurance partners as well as revenue from advertising and vehicle transportation revenue earned from the Group’s vehicle logistics business.

Intra-regional and loan facilitation business prior to the Divestiture Transactions (formerly known as “2C business”) and 2B business

2C

Given the divestiture of the Group’s 2C intra-regional business and loan-facilitation related service, the Group presented the results of these businesses as discontinued operation for the year of 2019 and all the prior comparable periods (Note 3) based on the following recognition policy:

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.21 Revenue recognition (continued)

The Company’s online platform and offline infrastructure facilitates used car dealers to list and sell its used cars to individual consumers via cross-regional service and intra-regional service. The Company started its cross-regional transaction facilitation service in the three months ended March 31, 2018. The cross-regional transaction facilitation services help individual consumers complete their purchases of cars without having the consumers physically inspect the cars on-site, which primarily apply for the transactions when the consumers are located in different cities from where the cars are located; whereas intra-regional transaction facilitation services cater to local individual consumers. For each used car sold through intra-regional 2C business with financing solutions and each used car sold through cross-regional 2C business with or without financing solutions, the Company charges a transaction facilitation service fee to the consumer that equals the higher of a certain percentage of the price of the car and a minimum fee. The Company used to charge transaction facilitation service fees to car dealers for each used car sold through its intra-regional 2C business without financing solutions. Starting in the second half of 2018, to further facilitate market expansion, the Company gradually discontinued charging car dealers transaction facilitation service fees in intra-regional transactions without financing solutions. The transaction facilitation service fee is for services provided through its platform in connecting consumers with used car sellers, facilitating car sales to consumers and providing after-sale warranty. The Company’s offline infrastructure provides consumers with vehicle inspection, payment and settlement, delivery and fulfilment services, and warranty services. The Company has identified two performance obligations for these transactions—warranty services and other transaction facilitation services. The revenue relating to warranty services is deferred and recognized over the warranty period as the Company stands ready to perform during that period. Other than the warranty services provided, the transaction facilitation revenue is recognized at a point in time when the service is rendered, which occurs upon the completion of the successful transaction.

2B

Given the divestiture of the Group’s entire 2B online used car auction business occurred in the three months ended March 31, 2020, the Group presented the results of the 2B business as discontinued operation for all the periods presented (Note 3) based on the following revenue recognition policy:

Launched in 2011, the Company’s 2B business, Uxin Auction (“优信拍”), caters to business buyers with a comprehensive suite of solutions, connecting businesses with one another across China, helping them source vehicles, optimizing their turnover and facilitating cross-regional transactions. Cars are sold through online Uxin Auctions. The Group earns transaction facilitation income upon each successful close of an auction from buyers. Transaction facilitation income, which is a certain percentage of the selling price of the underlying car or a minimum amount is recognized at a point in time following the transfer of control of such services to the customer, which occurs upon the completion of a successful transaction. As the Company does not assume inventory risk for the used cars, it is considered to be an agent in accordance with ASC 606. Accordingly, the Company recognizes the transaction facilitation income when the performance obligation is satisfied.

Remaining performance obligations

Revenue allocated to remaining performance obligations represents that portion of the overall transaction price that has been received (or for which the Group has an unconditional right to payment) allocated to performance obligations that the Group has not yet fulfilled, which is presented as deferred revenue that has not yet been recognized. As of March 31, 2020 and 2021, the aggregate amount of the transaction price allocated to remaining performance obligations was RMB27.4 million and RMB5.4 million, respectively, reflecting the Group’s remaining obligations. The Group expects to recognize approximately 100% of the revenue over the next 12 months.

Value-added-tax ("VAT") and surcharges

2.22 Value-added-tax (“VAT”) and surcharges

The Company’s subsidiaries and VIEs are subject to value-added tax and related surcharges on the revenues earned for services provided in the PRC. The applicable value-added-tax rate for general VAT payers is set out in the following table.

Type of service	Applicable VAT rate (%)
Vehicle sales	0.5%
Commission	6%
Value-added service	6%
Other services	6%

The surcharges (i.e. urban construction and maintenance tax, educational surtax, local educational surtax), vary from 5% to 12% of the value-added-tax depending on the tax payer’s location. The surcharges are recorded in the cost of revenue in the Consolidated Statements of Comprehensive Loss.

Cost of revenues

2.23 Cost of revenues

Cost of revenues consists of salaries and benefits expenses, cost of title transfer and registration, delivery and logistics cost, rental for transaction centers, platform maintenance cost, GPS tracking device costs, cost of warranty services provided, etc.

Starting from September 2020, the Company started to build its own used vehicles inventory. After then, cost of sales includes the cost to acquire used vehicles and direct and indirect vehicle reconditioning costs associated with preparing the vehicles for resale.

Cost of sales also includes any necessary adjustments to reflect vehicle inventory at the lower of cost or net realizable value. Cost of revenues in relation to 2B related business was reclassified as discontinued operations.

Sales and marketing expenses

2.24 Sales and marketing expenses

Sales and marketing expenses primarily consist of salaries and benefits expenses for sales and marketing personnel, and advertising and promotion expenses. Advertising and promotion expenses primarily include branding advertisements, online traffic acquisition costs and costs incurred in other marketing activities. Due to the adoption of the inventory-owing model since September 2020, most salaries and benefits for employees engaged in car sourcing, inspection, and aftersales services, as well as costs relating to outbound logistics were classified as sales and marketing expense whereas before such costs were classified as cost of revenues.

Advertising costs are expensed as incurred and the total amounts charged to the Consolidated Statements of Comprehensive Loss amounted to approximately RMB889.0 million, RMB443.6 million, RMB50.0 million and RMB128.9 million for the years ended December 31, 2018 and 2019, the three months ended March 31, 2020, and the fiscal year ended March 31, 2021, respectively.

Research and development expenses

2.25 Research and development expenses

Research and development expenses primarily consist of salaries and benefits expenses, fees for outsourced technical services and depreciation of servers and computers relating to research and development.

All research and development costs are expensed as incurred. Software development costs required to be capitalized under ASC 350-40, Internal-Use Software, were not material to our consolidated financial statements.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

General and administrative expenses

2.26 General and administrative expenses

General and administrative expenses primarily consist of salaries and benefits and share-based compensation for employees engaged in management and administration positions or involved in general corporate functions, office rental, professional service fees and depreciation.

Share-based compensation

2.27 Share-based compensation

The Company follows ASC 718 to determine whether a share option or a restricted share unit should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees and directors classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. The Company classifies the share-based awards granted to employees as equity award, and has elected to recognize compensation expense on share-based awards with service condition on a graded vesting basis over the requisite service period, which is generally the vesting period.

Under ASC 718, the Company applies the binominal option pricing model in determining the fair value of options granted. ASC 718 requires forfeiture rates to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest.

Taxation

2.28 Taxation

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carries forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive loss in the period of the enactment of the change.

The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.28 Taxation (continued)

The Group recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the-more-likely-than-not recognition threshold, the Group initially and subsequently measures the tax benefit as the largest amount that the Group judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Group’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Group’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense.

Business combinations and non-controlling interests

2.29 Business combinations and non-controlling interests

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the Consolidated Statements of Comprehensive Loss. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Consolidated Statements of Comprehensive Loss.

In a business combination achieved in stages, the Company remeasures the previously held equity interest in the acquire immediately before obtaining control at its acquisition date fair value and the remeasurement gain or loss, if any, is recognized in the Consolidated Statements of Comprehensive Loss.

For the Company’s majority owned subsidiaries and consolidated VIEs, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. When the non-controlling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company, the non-controlling interest is classified as mezzanine equity. Consolidated net loss on the Consolidated Statements of Comprehensive Loss includes net loss attributable to non-controlling interests when applicable.

Loss per share

2.30 Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, the net loss is allocated between ordinary shares and other participating securities based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the loss. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the if-converted method and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Operating leases

2.31 Operating leases

The Company applied ASC 842, Leases, on January 1, 2019 on modified retrospective basis and has elected not to recast comparative periods. The Company has elected the package of practical expedients on the adoption date, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases. The Company determines if an arrangement is or contains a lease at inception. Operating leases are primarily for offices and stores and are included in Right-of-use assets, net, Operating lease liabilities, current and Operating lease liabilities, non-current on its Consolidated Balance Sheet. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and Operating lease liabilities represent obligation to make lease payment arising from the lease. The operating lease right of use assets and liabilities are recognized at lease commencement date based on the present value of lease payment over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The right of use assets also includes any lease payments made. The Company's lease term may include options to extend or terminate the lease. Renewal options are considered within the operating lease right of use assets and liabilities when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

For operating lease with a term of one year or less, the Company has elected to not recognize a lease liability or lease right of use asset on its Consolidated Balance Sheet. Instead, it recognizes the lease payment as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to its Consolidated Statements of Comprehensive Loss. The Company has operating lease agreements with insignificant non-lease components and has elected the practical expedient to combine and account for lease and non-lease components as a single lease component.

Provision for credit losses

2.32 Provision for credit losses

The Company has several types of financial assets and liabilities that are subject to ASC 326’s new CECL model. The CECL reserves for credit loss represents the Company’s best estimate of the expected lifetime credit losses for account receivables, loans recognized as a result of payment under the guarantee, advance to sellers, other receivables, financial lease receivables and guarantee liabilities as of the balance sheet date. The adequacy of the reserves for credit losses is assessed quarterly; and the assumptions and models used in establishing the allowance are evaluated regularly. Because credit losses can vary substantially over time, estimating credit loss reserves requires us to estimate lifetime expected credit losses by incorporating historical loss experience, as well as current and future economic conditions over a reasonable and supportable period beyond the balance sheet date. The Company has lowered its forecasts on selected economic factors, such as GDP, to reflect the adverse impact of the COVID -19 pandemic.

1.	Measurement of CECL reserve

The Company estimates its CECL reserve for different financial instruments using various methods including the probability-of-default method, the loss rate method, the roll rate method and the discounted cash flow method.

●	For guarantee liability, the probability-of-default method is used, where the lifetime CECL reserve is measured as the product of the ending balance and two key parameters, the lifetime Probability of Default (PD) and Loss Given Default (LGD). The calibration of PD and LGD starts with the Company’s historical information. Both are further adjusted to incorporate the impacts of macroeconomic conditions, recent portfolio performance, as well as the observed industry experience.
●	For loan recognized as a result of payment under the guarantee and financial lease receivables, the loss rate method is applied as the comprehensive product impact of PD and LGD.
●	The roll rate model is adopted for account receivable; while for some other receivable which cannot be pooled with financial assets with similar risk characteristics, the reserve for credit losses are evaluated on an individual basis using the discounted cash flow method.

Note that to incorporate the forward-looking impacts based on the Company’s best macroeconomic forecasts, quantitative adjustments are applied to key parameters such as PD, LGD, loss rates, and roll rates on a collective basis. The Company groups its financial instruments into pools by credit status, product types, account receivable aging schedule, collateral types and other risk characteristics as appropriate in the calibration and adjustments of these parameters.

1.1	Loan recognized as a result of payment under the guarantee

Assumptions Used: The credit loss allowance of Loan recognized as a result of payment under the guarantee based on the Company’s assumptions regarding:

●	Loss rate: The loss percentage of the outstanding balance. It considers the historical loss information, the recent performance of this portfolio, categories of credit status (normal, attention and secondary), the collateral, and the Company’s forecasts of selected macroeconomic factors.

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.32 Provision for credit losses (continued)

Sensitivity Analysis:

Change in the assumptions would affect the allowance for credit loss of Loan recognized as a result of payment under the guarantee. The effect of the indicated increase/decrease in the assumptions for the Company is as follows (in thousands):

Assumption	Basis Point Change	Increase/(Decrease)
Loss rate	+/- 100	11,842/ (11,842)

1.2	Account receivable

Assumptions Used: The allowance for credit loss of account receivable is based on the Company’s assumptions regarding:

●	Payback period. The Company uses the roll rate method to estimate expected credit losses for account receivable with similar risk characteristics on a pool basis. For each pool, the Company first estimates its payback period based on relevant historical receivable payback information. Then the Company estimates the credit allowances based on the payback period, the historical distribution of each aging bucket, and the impacts of macroeconomic factors.

Sensitivity Analysis.

Change in the assumptions would affect the allowance for credit loss of account receivable. The effect of the indicated increase/decrease in the assumptions for the Company is as follows (in thousands):

Assumption	Basis Point Change	Increase/(Decrease)
Payback period	+/- 3 months	1,003/ (124)

1.3	Guarantee liabilities

Assumptions Used: The credit loss allowance for guarantee liabilities is based on the Company’s assumptions regarding:

●	PD (lifetime): The expected probability of payment and time to default of the guaranteed contracts, which considers vintage and recent performance information of such portfolio and macroeconomic factors.
●	LGD: The percentage of the expected balance due at default that is not recoverable. For each credit status (normal, attention, secondary), the parameter is assessed based on collateral information and future recoveries.

Sensitivity Analysis:

Change in the assumptions would affect the allowance for guarantee liability. The effect of the indicated increase/decrease in the assumptions for the Company is as follows (in thousands):

Assumption	Basis Point Change	Increase/(Decrease)
PD (lifetime)	+/- 100	677/ (677)
LGD	+/- 100	677/ (677)

2. PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.32 Provision for credit losses (continued)

Finance assets are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, the failure of a debtor to engage in a repayment plan with the Group, and a failure to make contractual payments for a period of greater than 90 days past due. Provision for credit losses on finance assets is presented as net impairment losses within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.

Recent Accounting Pronouncements

2.33 Recent Accounting Pronouncements

In December 2019, the FASB issued ASU 2019-12 - Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This ASU provides an exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. This update also (1) requires an entity to recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based tax, (2) requires an entity to evaluate when a step-up in the tax basis of goodwill should be considered part of the business combination in which goodwill was originally recognized for accounting purposes and when it should be considered a separate transaction, and (3) requires that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The standard is effective for the Company for fiscal years beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating the impact.

In January 2020, the FASB issued ASU 2020-01 Investments—Equity securities (Topic 321), Investments—Equity method and joint ventures (Topic 323), and Derivatives and hedging (Topic 815)—Clarifying the interactions between Topic 321, Topic 323, and Topic 815. The amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. The amendments also clarify that for the purpose of applying paragraph 815-10-15-141(a) an entity should not consider whether, upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in Topic 323 or the fair value option in accordance with the financial instruments guidance in Topic 825. The standard is effective for the Company for fiscal years beginning after December 15, 2021, with early adoption permitted. The Company is currently evaluating the impact.